Pension Plan and Employee Benefits - 401 (K) Plans (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
401(k) Plan expense	$ 3,256	$ 2,267	$ 7,861	$ 5,884	$ 5,386
Other Subsidiaries
Defined Contribution Plan Disclosure [Line Items]
401(k) Plan expense	$ 1,662	$ 930	$ 3,408	$ 1,066	$ 888